CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 20,159	$ 60	$ 75,829	$ (17,863)	$ 487	$ (38,354)
Balance, shares at Dec. 31, 2010	4,159,134	4,159,134
Stock-based compensation	33		33
Net income (loss)	(6,798)					(6,798)
Other comprehensive income	454				454
Balance at Dec. 31, 2011	13,848	60	75,862	(17,863)	941	(45,152)
Balance Shares at Dec. 31, 2011	4,159,134	4,159,134
Stock-based compensation	(2)		(2)
Net income (loss)	(6,444)					(6,444)
Other comprehensive income	341				341
Balance at Dec. 31, 2012	7,743	60	75,860	(17,863)	1,282	(51,596)
Balance Shares at Dec. 31, 2012	4,159,134	4,159,134
Stock-based compensation	95		95
Net income (loss)	118					118
Other comprehensive income	787				787
Balance at Dec. 31, 2013	$ 8,743	$ 60	$ 75,955	$ (17,863)	$ 2,069	$ (51,478)
Balance Shares at Dec. 31, 2013	4,159,134	4,159,134